Property, plant and equipment (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Property, Plant and Equipment [Line Items]
Cost	$ 20,237	$ 17,334
Accumulated Depreciation	15,793	14,214
Net Book Value	4,444	3,120
Computer equipment and software
Property, Plant and Equipment [Line Items]
Cost	2,976	2,945
Accumulated Depreciation	2,799	2,575
Net Book Value	177	370
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Cost	1,013	861
Accumulated Depreciation	381	309
Net Book Value	632	552
Machinery and equipment
Property, Plant and Equipment [Line Items]
Cost	11,942	9,464
Accumulated Depreciation	8,527	7,488
Net Book Value	3,415	1,976
Leasehold improvements
Property, Plant and Equipment [Line Items]
Cost	4,306	4,064
Accumulated Depreciation	4,086	3,842
Net Book Value	$ 220	$ 222